Risk and Capital Management (Details 19) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Account balance	R$ 21,748	R$ 20,924
N T N C Government Securities [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 5,966	R$ 5,154
DV01	(0.0319)	(0.0305)
N T N B Government Securities [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 6,832	R$ 6,094
DV01	(0.0701)	(0.0624)
N T N F Government Securities [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 257	R$ 205
DV01	(0.0014)	(0.0011)
L T N Government Securities [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 277	R$ 166
DV01	(0.0005)	(0.0001)
Indexed To I G P M [Member]
IfrsStatementLineItems [Line Items]
Account balance		R$ 7
DV01		(0.0002)
Indexed To I P C A [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 404	R$ 355
DV01	(0.0039)	(0.0036)
Indexed To P R E [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 30	R$ 23
Indexed To P Y G [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 76	R$ 30
DV01	(0.0001)	(0.0001)
Shares Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 630	R$ 947
DV01	0.06	0.09
Postfixed Assets [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 3,776	R$ 6,048
Under Agreements To Resell [Member]
IfrsStatementLineItems [Line Items]
Account balance	R$ 3,500	R$ 1,895